Taxes on Income	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 11 - TAXES ON INCOME

A.	The Company is subject to income taxes under Israeli tax laws:

1.	The Israeli corporate tax rate was 23% in 2021, 2020 and 2019.

2.	As of December 31, 2021, the Company generated net operating losses of approximately $36,504, which may be carried forward and offset against taxable income in the future for an indefinite period.

3.	The Company is still in its development stage and has not generated significant revenues. Therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to cover the entire balance of the deferred tax assets.

	December 31,
Deferred tax assets:	2021	2020

Deferred taxes due to carryforward losses	$8,396	$6,008

Valuation allowance	(8,396)	(6,008)
Net deferred tax asset	--	--

4.	Reconciliation of the Company’s tax expense to the Company’s theoretical statutory tax benefit is as follows:

	December 31,
Effective tax expense:	2021	2020	2019

Loss (profit) before taxes	$(10,220)	$(10,707)	$(10,032)
Israeli statutory income tax rate	23%	23%	23%

Theoretical tax benefit	2,351	2,463	2,307
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(2,351)	(2,463)	(2,307)
Income tax expenses	--	--	--

5.	Regarding income tax assessment received by the Company subsequent to the balance sheet date, see Note 14E. below.